Financial instruments - Summary of Valuation Assumptions (Details) - Earn-Out Rights	Dec. 31, 2025 tranche	Dec. 31, 2024 tranche
Number of earn-out tranches1
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	5	5
Term in years
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	1,980	2,980
Volatility
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	0.90	0.85
Risk-free rate
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	0.034	0.040